Other Comprehensive Income, Components of Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt securities (1):
Net unrealized gains (losses) arising during the period, Before tax	[1]	$ (4,493)	$ 2,719	$ (3,458)
Net unrealized gains (losses) arising during the period, Tax effect		1,100	(1,056)	1,302
Net unrealized gains (losses) arising during the period, Net of tax		(3,393)	1,663	(2,156)
Reclassification of net (gains) losses to net income, Before tax	[1]	248	(737)	(1,240)
Reclassification of net (gains) losses to net income, Tax effect		(61)	278	467
Reclassification of net (gains) losses to net income, Net of tax		187	(459)	(773)
Net change, Before tax		(4,245)	1,982	(4,698)
Net change, Tax effect		1,039	(778)	1,769
Net change, Net of tax		(3,206)	1,204	(2,929)
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax		(532)	(540)	177
Reclassification of net (gains) losses to net income on cash flow hedges, Before Tax		294	(543)	(1,029)
Net change, Before tax		(238)	(1,083)	(852)
Net change, Tax effect		58	408	321
Net change, Net of tax		(180)	(675)	(531)
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) rising during the period, Before tax		(434)	49	(52)
Net actuarial and prior service gains (losses) arising during the period, Tax effect		106	(12)	(40)
Net actuarial and prior service gains (losses) arising during the period, Net of tax		(328)	37	(92)
Amortization of net actuarial loss, Before tax		127	150	153
Amortization of net actuarial loss, Tax effect		(31)	(57)	(57)
Amortization of net actuarial loss, Net of tax		96	93	96
Settlements and other, Before tax		126	3	5
Settlements and other, Tax effect		(29)	2	(1)
Settlements and other, Net of tax		97	5	4
Subtotal reclassification of amounts to noninterest expense and employee benefits, Before tax		253	153	158
Subtotal reclassification of amounts to noninterest expense and employee benefits, Tax effect		(60)	(55)	(58)
Subtotal reclassification of amounts to noninterest expense and employee benefits, Net of tax		193	98	100
Net change, Before tax		(181)	202	106
Net change, Tax effect		46	(67)	(98)
Net change, Net of tax		(135)	135	8
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax		(156)	96	(3)
Net unrealized gains (losses) arising during the period, Tax effect		1	3	4
Net unrealized gains (losses) arising during the period, Net of tax		(155)	99	1
Net change, Before tax		(156)	96	(3)
Net change, Tax effect		1	3	4
Net change, Net of tax		(155)	99	1
Other comprehensive income (loss), Before tax		(4,820)	1,197	(5,447)
Other comprehensive income (loss), tax effect		1,144	(434)	1,996
Other comprehensive income (loss), net of tax		(3,676)	763	(3,451)
Less: Other comprehensive loss from noncontrolling interests		(2)	(62)	(17)
Wells Fargo other comprehensive income (loss), net of tax		(3,674)	825	(3,434)
Fair Value Hedging [Member]
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges, Before Tax		(254)	(253)	0
Change in fair value of excluded components on fair value hedges, Tax		63	95	0
Change in fair value of excluded components on fair value hedges, Net of Tax		(191)	(158)	0
Cash Flow Hedging [Member]
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax		(278)	(287)	177
Net unrealized gains (losses) arising during the period on cash flow hedges, Tax		67	108	(67)
Net unrealized gains (losses) arising during the period on cash flow hedges, Net of Tax		(211)	(179)	110
Reclassification of net (gains) losses to net income on cash flow hedges, Before Tax		294	(543)	(1,029)
Reclassification of net (gains) losses to net income on cash flow hedges, Tax		(72)	205	388
Reclassification of net (gains) losses to net income on cash flow hedges, Net of Tax		222	(338)	(641)
Interest expense on long-term debt [Member] | Cash Flow Hedging [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, Before Tax		2	8	14
Reclassification of net (gains) losses to net income on cash flow hedges, Tax		0	(3)	(5)
Reclassification of net (gains) losses to net income on cash flow hedges, Net of Tax		2	5	9
Other noninterest income [Member]
Debt securities (1):
Reclassification of net (gains) losses to net income, Before tax		(1)	0	(5)
Reclassification of net (gains) losses to net income, Tax effect		0	0	2
Reclassification of net (gains) losses to net income, Net of tax		(1)	0	(3)
Debt securities [Member] | Interest income [Member]
Debt securities (1):
Reclassification of net (gains) losses to net income, Before tax		357	198	7
Reclassification of net (gains) losses to net income, Tax effect		(88)	(75)	(3)
Reclassification of net (gains) losses to net income, Net of tax		269	123	4
Debt securities [Member] | Net gains on debt securities [Member]
Debt securities (1):
Reclassification of net (gains) losses to net income, Before tax		(108)	(479)	(942)
Reclassification of net (gains) losses to net income, Tax effect		27	181	355
Reclassification of net (gains) losses to net income, Net of tax		(81)	(298)	(587)
Equity securities [Member] | Net gains from equity securities [Member]
Debt securities (1):
Reclassification of net (gains) losses to net income, Before tax		0	(456)	(300)
Reclassification of net (gains) losses to net income, Tax effect		0	172	113
Reclassification of net (gains) losses to net income, Net of tax		0	(284)	(187)
Loans [Member] | Interest income [Member] | Cash Flow Hedging [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, Before Tax		292	(551)	(1,043)
Reclassification of net (gains) losses to net income on cash flow hedges, Tax		(72)	208	393
Reclassification of net (gains) losses to net income on cash flow hedges, Net of Tax		$ 220	(343)	(650)
Accounting Standards Update 2016-01 [Member]
Debt securities (1):
Net unrealized gains (losses) arising during the period, Before tax			81	259
Reclassification of net (gains) losses to net income, Before tax			$ (456)	$ (300)

[1]	(1)The year ended December 31, 2017, and December 31, 2016, includes net unrealized gains (losses) arising during the period from equity securities of $81 million and $259 million and reclassification of net (gains) losses to net income related to equity securities of $(456) million and $(300) million, respectively. In connection with our adoption in first quarter 2018 of ASU 2016-01, the year ended December 31, 2018, reflects net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.